Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, Liquidation Preference, Value	$ 1,100,000
Treasury Stock, Shares	5,000,000	4,960,000	4,960,000
Common Class A [Member]
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	2,500,000,000	300,000,000	262,500,000
Common Stock, Shares, Issued	209,000,000	56,353,000	53,685,000
Common Stock, Shares, Outstanding	209,000,000	56,353,000	53,685,000
Common Class B [Member]
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	0
Common Stock, Shares, Issued	19,600,000	0
Common Stock, Shares, Outstanding	19,600,000	0
Common Class C [Member]
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	0
Common Stock, Shares, Issued	0	0
Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	139,800,000
Preferred Stock, Shares Outstanding	0	139,800,000
Preferred Stock, Liquidation Preference, Value	$ 0	$ 1,100,000
Series A Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	33,621,000	33,621,000
Preferred Stock, Shares Outstanding	33,621,000	33,621,000
Preferred Stock, Liquidation Preference, Value		$ 9,078	$ 9,078
Series B Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	17,586,000	17,586,000
Preferred Stock, Shares Outstanding	17,586,000	17,586,000
Preferred Stock, Liquidation Preference, Value		$ 17,059	$ 17,059
Series C Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	18,445,000	18,445,000
Preferred Stock, Shares Outstanding	18,445,000	18,445,000
Preferred Stock, Liquidation Preference, Value		$ 40,027	$ 40,027
Common Stock, Shares, Outstanding	0	0
Series D Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	23,203,000	23,203,000
Preferred Stock, Shares Outstanding	23,203,000	23,203,000
Preferred Stock, Liquidation Preference, Value		$ 64,039	$ 64,039
Series E Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued		37,391,000	36,867,000
Preferred Stock, Shares Outstanding		37,391,000	36,867,000
Preferred Stock, Liquidation Preference, Value		$ 606,850	$ 598,345
Series F Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	9,516,000	9,516,000
Preferred Stock, Shares Outstanding	9,516,000	9,516,000
Preferred Stock, Liquidation Preference, Value		$ 400,999	$ 400,999